Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

April 30, 2019

EDT-QTLY-0619
1.950996.106

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	3,417,229	$195,431,327
Entertainment - 3.3%
Cinemark Holdings, Inc.	1,176,100	49,455,005
Lions Gate Entertainment Corp. Class B	3,312,561	45,050,830
The Walt Disney Co.	1,253,444	171,684,225
		266,190,060
Interactive Media& Services - 1.4%
Alphabet, Inc. Class A (a)	95,100	114,021,096
Media - 5.5%
Comcast Corp. Class A	6,497,200	282,823,116
comScore, Inc. (a)	961,174	12,062,734
Fox Corp. Class A (a)	1,151,399	44,893,047
Interpublic Group of Companies, Inc.	4,466,300	102,724,900
		442,503,797

TOTAL COMMUNICATION SERVICES		1,018,146,280

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.4%
Lear Corp.	213,900	30,587,700
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,335,500	51,750,625
Multiline Retail - 1.2%
Dollar General Corp.	805,900	101,615,931
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	668,900	86,281,411

TOTAL CONSUMER DISCRETIONARY		270,235,667

CONSUMER STAPLES - 8.7%
Beverages - 2.3%
Coca-Cola European Partners PLC	961,700	51,537,503
PepsiCo, Inc.	1,042,600	133,504,930
		185,042,433
Food & Staples Retailing - 2.0%
Sysco Corp.	1,361,500	95,808,755
Walmart, Inc.	591,000	60,778,440
		156,587,195
Food Products - 4.0%
Danone SA	1,031,500	83,425,159
Mondelez International, Inc.	955,800	48,602,430
Seaboard Corp.	1,008	4,531,545
The Hershey Co.	1,022,500	127,659,125
The J.M. Smucker Co.	494,500	60,640,535
		324,858,794
Personal Products - 0.4%
Unilever NV (NY Reg.)	545,900	33,032,409

TOTAL CONSUMER STAPLES		699,520,831

ENERGY - 10.4%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	3,158,700	75,871,974
Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	2,140,072	256,937,044
Dynagas LNG Partners LP	783,700	1,888,717
Exxon Mobil Corp.	3,171,000	254,567,880
GasLog Ltd.	1,202,700	18,798,201
GasLog Partners LP (b)	2,495,300	52,551,018
Golar LNG Ltd.	1,229,433	24,023,121
Golar LNG Partners LP (b)	4,059,900	51,317,136
Hoegh LNG Partners LP (b)	1,241,600	24,397,440
Phillips 66 Co.	215,500	20,315,185
Teekay Corp. (c)	1,154,900	4,804,384
Teekay LNG Partners LP	2,071,200	30,633,048
Teekay Offshore Partners LP	14,190,100	20,859,447
		761,092,621

TOTAL ENERGY		836,964,595

FINANCIALS - 26.4%
Banks - 9.5%
M&T Bank Corp.	437,200	74,354,604
PNC Financial Services Group, Inc.	990,500	135,629,165
SunTrust Banks, Inc.	1,819,300	119,127,764
U.S. Bancorp	3,473,421	185,202,808
Wells Fargo & Co.	5,298,249	256,488,234
		770,802,575
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	205,400	22,782,968
Goldman Sachs Group, Inc.	541,400	111,485,088
Invesco Ltd.	1,175,500	25,825,735
State Street Corp.	938,600	63,505,676
		223,599,467
Consumer Finance - 2.1%
Capital One Financial Corp.	742,300	68,907,709
Discover Financial Services	1,209,900	98,594,751
		167,502,460
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	1,410,100	305,582,769
Insurance - 4.5%
Allstate Corp.	511,700	50,689,002
Chubb Ltd.	643,777	93,476,420
FNF Group	1,172,300	46,833,385
Prudential PLC	2,728,347	61,991,813
The Travelers Companies, Inc.	785,900	112,973,125
		365,963,745
Mortgage Real Estate Investment Trusts - 3.5%
AGNC Investment Corp.	6,757,300	120,212,367
Annaly Capital Management, Inc.	7,397,000	74,635,730
MFA Financial, Inc.	11,318,100	84,998,931
		279,847,028
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	1,831,800	13,065,123

TOTAL FINANCIALS		2,126,363,167

HEALTH CARE - 15.5%
Biotechnology - 3.6%
Amgen, Inc.	824,177	147,791,420
Celgene Corp. (a)	1,531,000	144,924,460
		292,715,880
Health Care Providers & Services - 6.7%
Anthem, Inc.	357,200	93,954,316
Centene Corp. (a)	760,400	39,206,224
Cigna Corp.	826,700	131,313,028
CVS Health Corp.	1,341,031	72,925,266
Humana, Inc.	157,000	40,099,370
UnitedHealth Group, Inc.	524,600	122,268,522
Wellcare Health Plans, Inc. (a)	147,300	38,054,955
		537,821,681
Pharmaceuticals - 5.2%
Allergan PLC	598,500	87,979,500
Bayer AG	618,438	41,160,601
Bristol-Myers Squibb Co.	1,101,600	51,147,288
Johnson & Johnson	150,693	21,277,852
Pfizer, Inc.	439,813	17,860,806
Roche Holding AG (participation certificate)	353,866	93,372,274
Sanofi SA sponsored ADR	1,713,400	74,926,982
Takeda Pharmaceutical Co. Ltd. ADR	1,786,217	32,652,047
		420,377,350

TOTAL HEALTH CARE		1,250,914,911

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.8%
Harris Corp.	377,000	63,524,500
United Technologies Corp.	1,140,800	162,689,488
		226,213,988
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	1,065,100	86,273,100
Electrical Equipment - 0.2%
Siemens Gamesa Renewable Energy SA	879,900	15,780,465
Machinery - 1.7%
Deere & Co.	535,000	88,612,050
Ingersoll-Rand PLC	377,800	46,322,058
		134,934,108
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	566,300	53,504,024
Union Pacific Corp.	226,400	40,081,856
		93,585,880

TOTAL INDUSTRIALS		556,787,541

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment & Components - 1.2%
TE Connectivity Ltd.	992,132	94,897,426
IT Services - 2.3%
Amdocs Ltd.	1,128,100	62,135,748
Cognizant Technology Solutions Corp. Class A	1,251,100	91,280,256
Fiserv, Inc. (a)	199,700	17,421,828
The Western Union Co.	739,800	14,381,712
		185,219,544

TOTAL INFORMATION TECHNOLOGY		280,116,970

MATERIALS - 1.4%
Chemicals - 0.6%
The Scotts Miracle-Gro Co. Class A	587,623	49,959,707
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	4,439,800	61,624,424

TOTAL MATERIALS		111,584,131

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	418,900	81,811,170
Simon Property Group, Inc.	374,700	65,085,390
		146,896,560
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	2,089,000	108,774,230

TOTAL REAL ESTATE		255,670,790

UTILITIES - 4.9%
Electric Utilities - 3.9%
Exelon Corp.	3,236,200	164,884,390
Xcel Energy, Inc.	2,553,900	144,295,350
		309,179,740
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	1,060,900	16,836,483
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	852,600	66,869,418

TOTAL UTILITIES		392,885,641

TOTAL COMMON STOCKS
(Cost $7,279,670,508)		7,799,190,524

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	30,363,144	3,525,374
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	26,245,992	17,059,895
TOTAL OTHER
(Cost $39,369,936)		20,585,269

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.49%(g)	343,086,610	343,155,227
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	4,066,596	4,067,002
TOTAL MONEY MARKET FUNDS
(Cost $347,219,086)		347,222,229
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $7,666,259,530)		8,166,998,022
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(105,445,720)
NET ASSETS - 100%		$8,061,552,302

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,585,269 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$13,123,944
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$26,245,992

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,029,147
Fidelity Securities Lending Cash Central Fund	36,024
Total	$2,065,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GasLog Partners LP	$56,470,872	$147,831	$--	$1,368,840	$--	$(4,067,685)	$52,551,018
Golar LNG Partners LP	54,402,660	--	--	1,641,012	--	(3,085,524)	51,317,136
Hoegh LNG Partners LP	21,914,240	--	--	--	--	2,483,200	24,397,440
Total	$132,787,772	$147,831	$--	$3,009,852	$--	$(4,670,009)	$128,265,594

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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